Condensed Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of Financial Position [Abstract]
Unearned premium and discount current		$ 701,210	$ 894,926
Unearned premium and discount		$ 0	$ 227,268
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	800,000,000	800,000,000	800,000,000
Common stock, shares issued	18,545,735	6,216,398	3,645,183
Common stock, shares outstanding	18,517,376	6,190,072	3,642,895